Condensed Interim Consolidated Balance Sheets - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
CURRENT ASSETS:
Cash and cash equivalents	$ 2,358	$ 2,344
Restricted bank deposits	193	217
Trade receivables (net of allowance for doubtful accounts of $372 and $287 at June 30, 2024 and December 31 2023, respectively)	10,710	12,424
Other accounts receivable and prepaid expenses	1,405	963
Inventories	6,847	6,070
Total current assets	21,513	22,018
NON-CURRENT ASSETS:
Long-term assets	204	196
Property and equipment, net	3,334	3,268
Operating lease right-of-use assets, net	885	1,026
Intangible assets, net	983	1,078
Goodwill	4,895	4,895
Total non-current assets	10,301	10,463
Total assets	31,814	32,481
CURRENT LIABILITIES:
Current maturities of non-current loans	160	170
Operating lease liabilities, current	191	235
Trade payables	6,203	7,710
Employees and payroll accruals	1,083	980
Deferred revenues	565	600
Advances net of inventory in progress	394	137
Accrued expenses and other liabilities	656	1,072
Total current liabilities	9,252	10,904
NON-CURRENT LIABILITIES:
Loans, net of current maturities	1,030	1,150
Operating lease liabilities, non-current	639	759
Deferred revenues	295	339
Accrued severance pay	474	490
Total non-current liabilities	2,438	2,738
COMMITMENTS AND CONTINGENT LIABILITIES
SHAREHOLDERS’ EQUITY:
Share capital and additional paid-in capital
Ordinary shares: Authorized; 11,000,000 shares at June 30, 2024 and December 31, 2023; Issued and outstanding: 5,748,018 shares at June 30, 2024 and December 31, 2023	86,252	86,209
Accumulated other comprehensive loss	(243)	(243)
Accumulated deficit	(65,885)	(67,127)
Total equity	20,124	18,839
Total liabilities and shareholders’ equity	$ 31,814	$ 32,481